STOCKHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2019
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Common stock

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement, by and among, the Company and Quasuras Inc., the Company acquired one hundred percent (100%) of the issued and outstanding shares of Quasuras for 7,582,060 shares of the Company, resulting in Quasuras becoming a wholly-owned subsidiary of the Company. The historical equity for Quasuras was restated pursuant to the reorganization.

The Company has 50,000,000 shares of common stock authorized. The par value of the shares is $0.001. In April 2019 the company issued 30,000 shares issuable for services bringing the outstanding balance to 17,870,261 shares of common stock.

Preferred Stock

The Company has 5,000,000 shares of preferred stock authorized. The par value of the shares is $0.001. As of March 31, 2019, none of the shares of preferred stock of the Company were issued.

Stock Options

On October 19, 2017, the Board of Directors approved an Employee Stock Option Program (“ESOP”) that reserves 3,000,000 shares of common stock of the Company to be issued. Under the Company’s ESOP, eligible employees, directors and consultants are granted options to purchase shares of common stock of the Company. The ESOP is administered by the Company’s Board of Directors or, in the alternative, if necessary, a committee designated by the Board of Directors, and has the sole power over the exercise of the ESOP. The Board of Directors determines whether the ESOP will allow for the issuance of shares of common stock or an option to purchase shares of common stock, such option designated as either an incentive stock option or a non-qualified stock option.

The exercise or purchase price shall be calculated as follows:

(i)	In the case of an incentive stock option, (A) granted to employees, directors and consultants who, at the time of the grant of such incentive stock option own stock representing more than ten percent (10%) of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than one hundred ten percent (110%) of the fair market value per share on the date of grant; or (B) granted to employees, directors and consultants other than to employees, directors and consultants described in the preceding clause, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant;

(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant unless otherwise determined by the Board of Directors; and

(iii)	In the case of other grants, such price as is determined by the Board of Directors.

The Board of Directors are responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The ESOP generally doesn’t allow for the transfer of the options, and the Board of Directors may amend, suspend or terminate the ESOP at any time.

On August 15th, September 15th and October 15th, 2018, the Company granted 54,039 options to the officer of the Company in lieu of salary. The options expire on August 14th, September 14th and October 14th, 2028 and vest immediately. The fair value of these options determined to be $24,840 and was included in general and administrative and research and development expenses for the year ended March 31, 2019.

On November 15th and December 15th 2018, the Company granted 10,648 options to the officer of the Company in lieu of salary. The options expire on November 14th, and December 14th, 2028 and vest immediately. The fair value of these options determined to be $17,921 and was included in general and administrative and research and development expenses for the year ended March 31, 2019.

The following assumptions were used in the fair value method calculation:

·	Volatility: 71% – 112%

·	Risk free rate of return: 2.73% – 3.01%

·	Expected term: 5 years

On July 25, 2018, the Company granted 1,280,000 options to certain consultants, these options are fully vested one year from the date granted. The 1,280,000 options will expire on July 24, 2028. The fair value of the options 1,280,000 shares is determined to be $682,240, was accrued monthly in research and development expenses for the year ended March 31, 2019.

The following assumptions were used in the fair value method calculation:

·	Volatility: 110%

·	Risk free rate of return: 2.82%

·	Expected term: 5.27 years

On January 16, 2019, the Company granted 185,221 options to certain consultants, these options will be fully vested three years from the date granted. The 185,221 options will expire on January 15, 2029. The fair value of the options 185,221 shares is determined to be $336,732, was accrued monthly in general and administrative expenses for the year ended March 31, 2019.

The following assumptions were used in the fair value method calculation:

·	Volatility: 104%

·	Risk free rate of return: 2.54%

·	Expected term: 5.88 years

The following is a rollforward of the options outstanding and exercisable for the year ended March 31, 2019:

	Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding and exercisable – March 31, 2018	—	—	—
Vested	918,020	—	—
Expired	—	—	—
Outstanding and exercisable – March 31, 2019	918,020	$0.68	9.43